Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Gabelli Growth Fund
Entity Central Index Key	0000806857
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000002893
Shareholder Report [Line Items]
Fund Name	The Gabelli Growth Fund
Class Name	Class AAA
Trading Symbol	GABGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Growth Fund (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Growth Fund - Class AAA	$70	1.34%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]

How did the Fund perform?

In the first half of 2025, the Gabelli Growth Fund outperformed its broad-based benchmark, the S&P 500 Index and its comparative benchmark, the Russell 1000 Growth Index. The Trump Administration’s reciprocal tariff program introduced in early-April could result in higher prices and slower growth if enacted. Absent these risks, the US economy remains on stable footing, underpinned by low unemployment and positive GDP growth. Separately, the artificial intelligence space has seen end user adoption inflect positively this year, prompting large infrastructure investments from scaled players. Against this backdrop, many of our large technology holdings performed well.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Growth Fund - Class AAA	S&P 500 Index	Russell 1000 Growth Index
6/15	10,000	10,000	10,000
6/16	10,106	10,399	10,302
6/17	12,010	12,260	12,406
6/18	15,102	14,022	15,198
6/19	16,901	15,483	16,955
6/20	20,933	16,646	20,902
6/21	28,627	23,436	29,786
6/22	20,846	20,947	24,195
6/23	25,525	25,051	30,754
6/24	35,649	31,203	41,051
6/25	42,096	35,934	48,120

Average Annual Return [Table Text Block]
	6 months	1 Year	5 Year	10 Year
The Gabelli Growth Fund - Class AAA	10.80%	18.08%	15.00%	15.46%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
Russell 1000 Growth Index	6.09%	17.22%	18.15%	17.01%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 1,269,817,573
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 5,719,425
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,269,817,573 Number of Portfolio Holdings46 Portfolio Turnover Rate3% Management Fees$5,719,425
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	97.0%
U.S. Government Obligations	3.9%
Other Assets and Liabilities (Net)	(0.9)%

Industry Allocation (% of net assets)

Industry Weighting	.
Technology - Software	20.9%
Consumer Discretionary	16.4%
Technology - Semiconductors	16.0%
Technology - Computer Services	11.7%
Financials	8.7%
Health Care	8.1%
Industrials	6.8%
Technology - Hardware and Equipment	6.5%
Other Industry sectors	5.8%
Other Assets and Liabilities (Net)	(0.9)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Microsoft Corp.	13.1%
NVIDIA Corp.	12.2%
Amazon.com Inc.	7.8%
Alphabet Inc.	6.0%
Meta Platforms Inc.	5.7%
Netflix Inc.	5.0%
Apple Inc.	4.7%
Broadcom Inc.	3.8%
Eli Lilly & Co.	3.0%
General Electric Co.	2.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000002895
Shareholder Report [Line Items]
Fund Name	The Gabelli Growth Fund
Class Name	Class C
Trading Symbol	GGCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Growth Fund (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Growth Fund - Class C	$109	2.09%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	2.09%
Factors Affecting Performance [Text Block]

How did the Fund perform?

In the first half of 2025, the Gabelli Growth Fund outperformed its broad-based benchmark, the S&P 500 Index and its comparative benchmark, the Russell 1000 Growth Index. The Trump Administration’s reciprocal tariff program introduced in early-April could result in higher prices and slower growth if enacted. Absent these risks, the US economy remains on stable footing, underpinned by low unemployment and positive GDP growth. Separately, the artificial intelligence space has seen end user adoption inflect positively this year, prompting large infrastructure investments from scaled players. Against this backdrop, many of our large technology holdings performed well.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Growth Fund - Class C	The Gabelli Growth Fund - Class C (includes sales charge)	S&P 500 Index	Russell 1000 Growth Index
6/15	10,000	10,000	10,000	10,000
6/16	10,030	9,930	10,399	10,302
6/17	11,828	11,611	12,260	12,406
6/18	14,766	14,379	14,022	15,198
6/19	16,402	15,828	15,483	16,955
6/20	20,164	19,300	16,646	20,902
6/21	27,364	25,999	23,436	29,786
6/22	19,778	18,603	20,947	24,195
6/23	24,037	22,424	25,051	30,754
6/24	33,319	30,858	31,203	41,051
6/25	39,057	35,863	35,934	48,120

Average Annual Return [Table Text Block]
	6 months	1 Year	5 Year	10 Year
The Gabelli Growth Fund - Class C	10.40%	17.22%	14.14%	14.60%
The Gabelli Growth Fund - Class C (includes sales charge)	9.40%	16.22%	14.14%	14.60%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
Russell 1000 Growth Index	6.09%	17.22%	18.15%	17.01%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 1,269,817,573
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 5,719,425
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,269,817,573 Number of Portfolio Holdings46 Portfolio Turnover Rate3% Management Fees$5,719,425
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	97.0%
U.S. Government Obligations	3.9%
Other Assets and Liabilities (Net)	(0.9)%

Industry Allocation (% of net assets)

Industry Weighting	.
Technology - Software	20.9%
Consumer Discretionary	16.4%
Technology - Semiconductors	16.0%
Technology - Computer Services	11.7%
Financials	8.7%
Health Care	8.1%
Industrials	6.8%
Technology - Hardware and Equipment	6.5%
Other Industry sectors	5.8%
Other Assets and Liabilities (Net)	(0.9)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Microsoft Corp.	13.1%
NVIDIA Corp.	12.2%
Amazon.com Inc.	7.8%
Alphabet Inc.	6.0%
Meta Platforms Inc.	5.7%
Netflix Inc.	5.0%
Apple Inc.	4.7%
Broadcom Inc.	3.8%
Eli Lilly & Co.	3.0%
General Electric Co.	2.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000002896
Shareholder Report [Line Items]
Fund Name	The Gabelli Growth Fund
Class Name	Class I
Trading Symbol	GGCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Growth Fund (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Growth Fund - Class I	$57	1.09%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]

How did the Fund perform?

In the first half of 2025, the Gabelli Growth Fund outperformed its broad-based benchmark, the S&P 500 Index and its comparative benchmark, the Russell 1000 Growth Index. The Trump Administration’s reciprocal tariff program introduced in early-April could result in higher prices and slower growth if enacted. Absent these risks, the US economy remains on stable footing, underpinned by low unemployment and positive GDP growth. Separately, the artificial intelligence space has seen end user adoption inflect positively this year, prompting large infrastructure investments from scaled players. Against this backdrop, many of our large technology holdings performed well.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Growth Fund - Class I	S&P 500 Index	Russell 1000 Growth Index
6/15	10,000	10,000	10,000
6/16	10,131	10,399	10,302
6/17	12,069	12,260	12,406
6/18	15,216	14,022	15,198
6/19	17,069	15,483	16,955
6/20	21,198	16,646	20,902
6/21	29,058	23,436	29,786
6/22	21,216	20,947	24,195
6/23	26,040	25,051	30,754
6/24	36,453	31,203	41,051
6/25	43,156	35,934	48,120

Average Annual Return [Table Text Block]
	6 months	1 Year	5 Year	10 Year
The Gabelli Growth Fund - Class I	10.94%	18.39%	15.28%	15.75%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
Russell 1000 Growth Index	6.09%	17.22%	18.15%	17.01%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 1,269,817,573
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 5,719,425
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,269,817,573 Number of Portfolio Holdings46 Portfolio Turnover Rate3% Management Fees$5,719,425
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	97.0%
U.S. Government Obligations	3.9%
Other Assets and Liabilities (Net)	(0.9)%

Industry Allocation (% of net assets)

Industry Weighting	.
Technology - Software	20.9%
Consumer Discretionary	16.4%
Technology - Semiconductors	16.0%
Technology - Computer Services	11.7%
Financials	8.7%
Health Care	8.1%
Industrials	6.8%
Technology - Hardware and Equipment	6.5%
Other Industry sectors	5.8%
Other Assets and Liabilities (Net)	(0.9)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Microsoft Corp.	13.1%
NVIDIA Corp.	12.2%
Amazon.com Inc.	7.8%
Alphabet Inc.	6.0%
Meta Platforms Inc.	5.7%
Netflix Inc.	5.0%
Apple Inc.	4.7%
Broadcom Inc.	3.8%
Eli Lilly & Co.	3.0%
General Electric Co.	2.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000002892
Shareholder Report [Line Items]
Fund Name	The Gabelli Growth Fund
Class Name	Class A
Trading Symbol	GGCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Growth Fund (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Growth Fund - Class A	$70	1.34%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]

How did the Fund perform?

In the first half of 2025, the Gabelli Growth Fund outperformed its broad-based benchmark, the S&P 500 Index and its comparative benchmark, the Russell 1000 Growth Index. The Trump Administration’s reciprocal tariff program introduced in early-April could result in higher prices and slower growth if enacted. Absent these risks, the US economy remains on stable footing, underpinned by low unemployment and positive GDP growth. Separately, the artificial intelligence space has seen end user adoption inflect positively this year, prompting large infrastructure investments from scaled players. Against this backdrop, many of our large technology holdings performed well.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Growth Fund - Class A	The Gabelli Growth Fund - Class A (includes sales charge)	S&P 500 Index	Russell 1000 Growth Index
6/15	10,000	10,000	10,000	10,000
6/16	10,106	9,525	10,399	10,302
6/17	12,010	10,669	12,260	12,406
6/18	15,104	12,646	14,022	15,198
6/19	16,903	13,338	15,483	16,955
6/20	20,935	15,569	16,646	20,902
6/21	28,627	20,066	23,436	29,786
6/22	20,848	13,773	20,947	24,195
6/23	25,529	15,896	25,051	30,754
6/24	35,654	20,924	31,203	41,051
6/25	42,103	23,288	35,934	48,120

Average Annual Return [Table Text Block]
	6 months	1 Year	5 Year	10 Year
The Gabelli Growth Fund - Class A	10.80%	18.09%	15.00%	15.46%
The Gabelli Growth Fund - Class A (includes sales charge)	4.43%	11.30%	13.64%	14.78%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
Russell 1000 Growth Index	6.09%	17.22%	18.15%	17.01%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 1,269,817,573
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 5,719,425
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,269,817,573 Number of Portfolio Holdings46 Portfolio Turnover Rate3% Management Fees$5,719,425
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	97.0%
U.S. Government Obligations	3.9%
Other Assets and Liabilities (Net)	(0.9)%

Industry Allocation (% of net assets)

Industry Weighting	.
Technology - Software	20.9%
Consumer Discretionary	16.4%
Technology - Semiconductors	16.0%
Technology - Computer Services	11.7%
Financials	8.7%
Health Care	8.1%
Industrials	6.8%
Technology - Hardware and Equipment	6.5%
Other Industry sectors	5.8%
Other Assets and Liabilities (Net)	(0.9)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Microsoft Corp.	13.1%
NVIDIA Corp.	12.2%
Amazon.com Inc.	7.8%
Alphabet Inc.	6.0%
Meta Platforms Inc.	5.7%
Netflix Inc.	5.0%
Apple Inc.	4.7%
Broadcom Inc.	3.8%
Eli Lilly & Co.	3.0%
General Electric Co.	2.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends